Segmented information (Schedule of segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,092,418	$ 1,237,439
Cost of sales
Mine operating costs	691,591	741,342
Depreciation and amortization	361,827	344,555
Gross profit	39,000	151,542
Selling and administrative expenses	41,408	36,170
Exploration and evaluation expenses	17,196	30,774
Other expenses	17,583	51,116
Impairment loss	0	322,249
Results from operating activities	(37,187)	(288,767)
Net interest expense on long term debt	82,712	68,375
Accretion on streaming arrangements	56,670	69,772
Change in fair value of financial instruments	(29,370)	8,247
Other net finance costs	31,890	17,602
Loss before tax	(179,089)	(452,763)
Tax recovery	(34,505)	(108,953)
Loss for the year	(144,584)	(343,810)
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers	615,699	537,421
Cost of sales
Mine operating costs	391,504	385,159
Depreciation and amortization	177,552	135,429
Gross profit	46,643	16,833
Selling and administrative expenses	0	0
Exploration and evaluation expenses	6,491	18,476
Other expenses	8,382	8,201
Impairment loss		0
Results from operating activities	31,770	(9,844)
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	476,719	700,018
Cost of sales
Mine operating costs	300,087	356,183
Depreciation and amortization	184,275	209,126
Gross profit	7,643	134,709
Selling and administrative expenses	0	0
Exploration and evaluation expenses	6,295	5,804
Other expenses	4,901	14,022
Impairment loss		0
Results from operating activities	(18,839)	114,883
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	0	0
Exploration and evaluation expenses	3,870	0
Other expenses	2,066	28,149
Impairment loss		322,249
Results from operating activities	(5,936)	(350,398)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	41,408	36,170
Exploration and evaluation expenses	540	6,494
Other expenses	2,234	744
Impairment loss		0
Results from operating activities	$ (44,182)	$ (43,408)